Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-41738
Entity Registrant Name	PINEAPPLE FINANCIAL INC.
Entity Central Index Key	0001938109
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Unit 200
Entity Address, Address Line Two	111 Gordon Baker Road
Entity Address, City or Town	North York
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M2H 3R1
City Area Code	(416)
Local Phone Number	669-2046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	PAPL
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false